Allowance for doubtful accounts and credit losses (Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 100,712	¥ 94,853	¥ 50,410
Provision for doubtful accounts, net of reversal	(74)	6,519	69,029
Write-offs	(2,374)	(3,839)	(20,649)
Other	326	3,179	(3,937)
Allowance for doubtful accounts at end of year	¥ 98,590	¥ 100,712	¥ 94,853